Statement of Changes Shareholder's Deficit - 5 months ended Dec. 31, 2025 - USD ($)		Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Subscription Receivable [Member]	Total
Balance – August 1, 2025 (inception) at Jul. 31, 2025
Balance, shares at Jul. 31, 2025
Class B ordinary shares issued to Sponsor	[1]	$ 1,232	23,768		(25,000)
Class B ordinary shares issued to Sponsor, shares	[1]	12,321,429
Net loss				(43,751)		(43,751)
Balance – December 31, 2025 at Dec. 31, 2025		$ 1,232	$ 23,768	$ (43,751)	$ (25,000)	$ (43,751)
Balance, shares at Dec. 31, 2025		12,321,429

[1]	Includes an aggregate of 1,607,143 Ordinary Shares which will be surrendered to us for no consideration to the extent that the underwriters’ over-allotment is not exercised in full or in part.